CONTINGENCIES	0 Months Ended
May 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 14 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to legal claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes it has meritorious defenses to the actions to which it is a party and vigorously pursues the defense or settlement of each such action, including those described below. Based upon the status of these cases, management's assessment of the likelihood of damages, the potential exposure involved relative to insurance coverage (if any) and the advice of counsel, no provision has been made in Teva's financial statements for any of such actions except as otherwise noted below.

Teva records a provision to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions. Based on currently available information, Teva believes that none of the proceedings brought against the Company described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva may incur significant legal and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

From time to time, Teva seeks to develop generic products for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generic products prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended by the Medicare Prescription Drug Improvement and Modernization Act of 2003. To the extent that it seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic product even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva. Although Teva currently has insurance coverage for certain products and types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or be ultimately found to relate to damages that are not covered by Teva's policy. Furthermore, insurance for additional products may be difficult to obtain.

Except as described below, Teva does not have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such patent infringement cases. However, if Teva were to be required to pay damages in any such case, courts would generally calculate the amount of any such damages based on a reasonable royalty or lost profits of the patentee. If damages were based on a reasonable royalty, the amount would be related to a percentage of the sales of Teva's generic product. If damages were determined based on lost profits, the amount would be related to the sales of the branded product. All such sales figures given below are based on IMS data. In addition, the launch of an authorized generic and other generic competition may be relevant to the damages estimation. Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the U.S. Although the legislation concerning generic pharmaceuticals, as well as patent law, is different in countries other than the U.S. where Teva does business, from time to time Teva is also involved in litigation regarding corresponding patents in those countries.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available products continues to expand, the number of product liability claims asserted against Teva has increased. Teva believes that it maintains product liability insurance coverage in amounts and with terms that are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceutical products that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims.

Intellectual Property Matters

In October 2004, Alpharma and Teva launched their 100 mg, 300 mg and 400 mg gabapentin capsule products and, in December 2004, Alpharma and Teva launched their 600 mg and 800 mg gabapentin tablet products. Gabapentin capsules and tablets are the AB-rated generic versions of Pfizer's anticonvulsant Neurontin® capsules and tablets, which had annual sales of approximately $2.7 billion for the twelve months ended September 2004. Teva's subsidiary IVAX Pharmaceuticals, Inc. (“IVAX”) also launched its non-AB rated tablets in August 2004 and its AB-rated capsules and tablets in March and April 2005, respectively. In August 2005, the United States District Court for the District of New Jersey granted summary judgment in favor of Teva, Alpharma and IVAX, finding that their products did not infringe Pfizer's patent. In September 2007, the Court of Appeals for the Federal Circuit (the “Federal Circuit”) reversed the summary judgment decision and remanded the case for further proceedings. On April 5, 2011, the District Court denied Teva's motion for summary judgment, in which Teva had asserted that Pfizer should be precluded from claiming lost profits damages and should instead be limited to seeking a reasonable royalty. The patent at issue expires in 2017. On May 16, 2011, a trial in this matter commenced. On May 31, 2011, this case was dismissed pursuant to a settlement between the parties, which provides for a full release of Teva and a one-time payment to Pfizer. The financial terms of the settlement are confidential. Alpharma also entered into a settlement with Pfizer, toward which Teva contributed a portion pursuant to the terms of Teva's agreement with Alpharma.

In May 2007, Teva commenced sales of its 2.5mg/10mg, 5mg/10mg, 5mg/20mg, and 10mg/20mg amlodipine besylate/benazepril capsules. Amlodipine besylate/benazepril capsules are the AB-rated generic versions of Novartis' Lotrel®, which had annual sales of approximately $1.4 billion for the twelve months ended March 2007. In June 2007, the United States District Court for the District of New Jersey denied Novartis' motion for a preliminary injunction, finding that Novartis was not likely to succeed on its allegations of infringement. The patent at issue expires in 2017. On July 20, 2011, this case was dismissed pursuant to a settlement between the parties, which provides for a full release of Teva. The financial terms of the settlement are confidential, and a provision has been included in the financial statements.

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Zyprexa® had annual sales in Canada of approximately $180 million for the twelve months ended May 2007. In June 2007, the Federal Court denied Lilly's request to prohibit the Minister of Health from issuing Teva Canada's final regulatory approval. Shortly after the launch by Teva Canada, Lilly filed an action for patent infringement. In October 2009, the patent at issue, which expired on April 24, 2011, was held by the Federal Court to be invalid. In July 2010, the Federal Court of Appeal set aside the judgment, with two grounds of invalidity being sent back to the Federal Court for reconsideration in accordance with the Court of Appeal's instructions. The hearing on the two remaining grounds of invalidity took place in January 2011, and judgment has been reserved. On February 10, 2011, the Supreme Court of Canada denied Teva Canada's application for leave to appeal the decision of the Federal Court of Appeal. Were Lilly ultimately to be successful, Teva Canada could be required to pay damages related to its sales of olanzapine tablets.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix®, which had annual sales of approximately $2.5 billion for the twelve months ended September 2007. Teva's sales of its pantoprazole sodium tablets to date are approximately $1.1 billion. In September 2007, the United States District Court for the District of New Jersey denied Wyeth/Altana's motion for a preliminary injunction, finding that Wyeth/Altana was not likely to prevail on the merits as to Teva's invalidity defense on the compound patent, based on the record before the Court. In May 2009, the Federal Circuit affirmed the District Court's denial of the preliminary injunction. The patent at issue expired on July 19, 2010, and the innovator has been granted pediatric exclusivity, which expired on January 19, 2011. In April 2010, the jury returned a verdict finding that the patent is not invalid, and in July 2010, the District Court denied Teva's motion to overturn the verdict. Teva believes that it has substantial grounds for appeal of the District Court's decision on invalidity and intends to pursue its appeals vigorously. On March 3, 2011, the District Court granted Wyeth's motion to strike the patent misuse defenses, but granted Teva leave to replead, which Teva did on April 1, 2011. Wyeth has moved to dismiss the patent misuse claim again and to dismiss Teva's counterclaims of unfair competition and tortious interference. The District Court has not yet ruled on Wyeth's motion. Were Teva to prevail on the patent misuse claim, the patent may be rendered unenforceable. Were Wyeth/Altana ultimately to be successful in its allegation of patent infringement, however, Teva could be required to pay damages relating to the sale of its pantoprazole sodium tablets. The parties are in discovery on the remaining patent and damages issues. While an award of damages is reasonably possible, and the likelihood is higher than Teva believed in May 2011, Teva continues to believe that it is not probable that it will be liable for damages in this matter.

In January 2011, APP Pharmaceuticals and Teva launched gemcitabine HCl for injection in 200 mg and 1 g single dose vials. Gemcitabine HCl for injection is the generic version of Eli Lilly and Company's Gemzar®, which had sales of approximately $785 million for the twelve months ended December 2010. In March 2010, the United States District Court for the District of Indiana ruled that Lilly could not enforce its method of use patent against Teva based on a ruling in a separate case by Lilly against Sun finding Lilly's patent invalid due to double patenting. Lilly's appeal of the ruling in Teva's case was stayed pending the Federal Circuit's consideration of the appeal in the Sun case. In July 2010, the Federal Circuit affirmed the ruling in the Sun case and in November 2010 denied Lilly's petition for en banc review of that decision. On January 28, 2011, Lilly filed a petition for certiorari in the Sun case with the United States Supreme Court. On May 16, 2011, the United States Supreme Court denied Lilly's petition. On July 5, 2011, the Federal Circuit issued a mandate summarily affirming the District Court's order, thereby effectively ending Lilly's infringement case against Teva.

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Teva's leading innovative product, Copaxone® (glatiramer acetate), from which it derives substantial revenues and which contributes disproportionately to its profits, faces intense patent challenges, as described below. Although Teva believes that Copaxone® has strong patent protection and that an equivalent generic version would be difficult to develop, if the FDA were to approve one or more generic versions of Copaxone® and Teva's patents were successfully challenged, or if there were a launch at risk, Teva would face generic competition for Copaxone®, which is likely to affect its results of operations adversely.

In July 2008, Teva learned that Sandoz Inc., the U.S. generic drug division of Novartis AG, in conjunction with Momenta Pharmaceuticals, Inc., had filed an ANDA with the FDA for a generic version of Copaxone® containing Paragraph IV certifications to each of the patents that Teva has listed in the FDA's Orange Book for the product. In August 2008, Teva filed a complaint against Sandoz, Inc., Sandoz International GmbH, Novartis AG and Momenta Pharmaceuticals, Inc. in the United States District Court for the Southern District of New York, alleging infringement of four Orange Book patents. The patents, which expire on May 24, 2014, cover the chemical composition of Copaxone®, pharmaceutical compositions containing it and methods of using it. The lawsuit triggered a stay of any FDA approval of the Sandoz ANDA for a period of 30 months. Although the 30-month stay expired in January 2011, Teva has not moved for a preliminary injunction because it does not believe that FDA approval of the Sandoz ANDA is likely in the near future. Sandoz and Momenta filed their answers to Teva's complaint in November 2008, asserting several affirmative defenses to Teva's patent infringement claims, including non-infringement, invalidity and unenforceability of the asserted Orange Book patents. The answers also seek declaratory judgments of non-infringement, invalidity and unenforceability with respect to three unasserted Orange Book patents and two non-Orange Book patents. In December 2009, Sandoz filed a motion for summary judgment of invalidity based on indefiniteness, which was denied in September 2010. A claim construction hearing was held in January 2010. This case has been consolidated with the ANDA litigation against Mylan and Natco described below, and a trial in the consolidated litigation has been scheduled to begin on September 7, 2011. In December 2009, Teva filed a separate complaint against Sandoz and Momenta alleging infringement of four “marker” non-Orange Book patents, the last of which expires in February 2020. In January 2010, Sandoz moved to dismiss these claims, arguing that their alleged infringing acts were protected under statute and/or not ripe at the current time, and a hearing on the motion was held on January 19, 2011.

In October 2009, after learning that Mylan Laboratories, Inc. had filed an ANDA containing Paragraph IV certifications with the FDA for a generic version of Copaxone®, Teva filed a complaint against Mylan and Natco Pharma Limited in the United States District Court for the Southern District of New York, alleging infringement of each of the seven Orange Book patents. Mylan and Natco's answers to the complaint also included declaratory judgment claims with respect to two non-Orange Book patents. Discovery concluded at the end of January 2011. In November 2010, Mylan filed a motion for summary judgment of invalidity based on indefiniteness. A hearing on this motion as well as Mylan's claim construction arguments was held on January 19, 2011. The Mylan litigation has been consolidated with the Sandoz ANDA litigation, and a trial in the consolidated litigation is scheduled to begin on September 7, 2011. Teva's motion for summary judgment of no inequitable conduct was denied on June 17, 2011. A bench trial on this issue, which began on July 11, 2011, concluded on July 22, 2011.

In September 2010, Teva filed a separate complaint against Mylan and Natco alleging infringement of the four “marker” patents. Mylan has moved to dismiss this complaint.

On March 1, 2011, Generics [UK] Limited initiated a revocation action against Yeda in respect of a U.K. patent relating to Copaxone®. Teva, the exclusive licensee of the patent, is not currently a party to the action. Generics [UK] Limited has also requested a declaration that a generic glatiramer acetate product meeting certain specifications would not infringe that patent. Pursuant to a case management order agreed by the parties and made by the Court on May 6, 2011, a trial has been set to begin on May 8, 2012. The action is currently in the discovery stage.

Product Liability Matters

Barr and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy), and a much smaller number involve Cenestin® (an estrogen-containing product sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. As a result, approximately 5,500 cases have been dismissed, leaving approximately 498 pending. To date, Barr and Duramed products have been identified in 484 of those cases. Additional dismissals are possible. The vast majority of the claims are covered by insurance.

Teva and its subsidiaries have been named as defendants in approximately 2,000 product liability lawsuits brought against them and other manufacturers, including Watson Laboratories, Inc., by plaintiffs claiming injuries from the use of metoclopramide (the generic form of Reglan®). One of Teva's subsidiaries has conditionally agreed to indemnify Watson for certain of the claims that have been asserted against it. The claims in such lawsuits include allegations of neurological disorders, including tardive dyskinesia, as a result of ingesting the product. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this syndrome increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. It has not yet been determined how many plaintiffs actually used a Teva product. If the plaintiffs cannot demonstrate that they used a Teva product, Teva expects to be dismissed from at least some of those cases. Certain of these claims are covered by insurance.

Teva Parenteral Medicines, Inc. is a defendant in approximately 185 lawsuits in state court in Las Vegas, Nevada relating to its propofol product. The plaintiffs in these lawsuits claim that they were infected with the hepatitis C virus as a result of the re-use by medical practitioners at a number of commonly owned endoscopy centers of single-patient vials of propofol on more than one patient. The medical practitioners are currently the subject of criminal proceedings relating to their re-use of single patient vials. Teva's propofol product states in its label that it is for single-patient use only and that aseptic techniques must be followed at all times when using the product. Teva has reached a settlement in principle with the plaintiffs in approximately one-third of these cases, and has established a provision in the financial statements covering both the settlement and the remainder of these cases. Teva is also named as a defendant in approximately 100 other cases brought on behalf of over 4,000 additional plaintiffs who were patients at these endoscopy centers, but who have not contracted the virus. These plaintiffs allege a cause of action based on the fear of contracting an infectious disease. Almost all of these cases have been consolidated into a single proceeding.

In May 2010, the jury in the first propofol trial returned a verdict in favor of plaintiffs for $5.1 million in compensatory damages and awarded $356 million in punitive damages against Teva and $144 million in punitive damages against Baxter, the distributor of the product. The trial judge ordered Teva to post a bond of approximately $580 million (covering both Teva and Baxter's damages together with estimated post-judgment interest for three years) to stay execution of the judgment pending appeal, and Teva did so in August 2010. Teva filed several post-trial motions, all of which were denied by the trial judge, who entered judgment in September 2010. Teva believes that it has numerous grounds for reversal of the jury verdicts, which have been appealed to the Nevada Supreme Court, and does not believe that an award of damages in this matter is probable. Two trials have been stayed pending resolution by the Nevada Supreme Court of evidentiary issues, which were argued before the Nevada Supreme Court (en banc) on March 7, 2011. The next trial is scheduled to begin in early August 2011. On May 4, 2011, an arbitration panel ruled, by a 2-1 vote, that Baxter is entitled to indemnification from Teva for the punitive damages awarded by the jury in the first trial, in addition to the compensatory damages. This ruling is now final.

On June 23, 2011, the United States Supreme Court held, in Pliva, Inc. et al. v. Mensing, one of the metoclopramide cases, that product liability claims brought under a “failure to warn” theory against generic pharmaceutical manufacturers are preempted by federal law, which requires that a generic drug have the same label as the branded drug. Teva believes that this decision is likely to reduce its aggregate exposure in currently pending product liability lawsuits, including those described above, although the extent of such effect is uncertain at this time.

Competition Matters

In April 2006, Teva and its subsidiary Barr Laboratories were sued, along with Cephalon, Inc., Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil®), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case seeks unspecified monetary damages, attorneys' fees and costs. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers of the product, by an individual indirect purchaser of the product, certain retail chain pharmacies that purchased the product and by Apotex, Inc. The cases seek various forms of injunctive and monetary relief, including treble damages and attorneys' fees and costs. In February 2008, following an investigation of these matters, the Federal Trade Commission (“FTC”) sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. The FTC's complaint did not name Teva or Barr as a defendant. In March 2010, the Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. In November 2009, another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee. This lawsuit was dismissed in December 2010. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. This case has been transferred to the Eastern District of Pennsylvania.

Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro®) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. A prior investigation of this agreement by the Texas Attorney General's office on behalf of a group of state attorneys general was closed without further action in December 2001. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. In November 2007, the Second Circuit transferred the appeal involving the indirect purchaser plaintiffs to the Court of Appeals for the Federal Circuit, while retaining jurisdiction over the appeals of the direct purchaser plaintiffs. In October 2008, the Federal Circuit affirmed the grant of summary judgment in the defendants' favor on all claims by the indirect purchaser plaintiffs. The plaintiffs filed a petition for certiorari to the United States Supreme Court, which was denied in June 2009. In April 2010, the Second Circuit also affirmed the grant of summary judgment in the defendants' favor on all claims by the direct purchaser plaintiffs. These plaintiffs filed a petition for certiorari to the United States Supreme Court, which was denied on March 7, 2011. As a result, the federal actions have effectively ended. All but three of the state cases have been dismissed. Following an earlier stay of the California case, the California court granted defendants' summary judgment motions in August 2009, and directed the entry of final judgment in September 2009. Plaintiffs have appealed this decision. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits and cannot form the basis of an antitrust claim.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva Pharmaceuticals USA, Inc. (“Teva USA”), Sicor Inc. (“Sicor”), IVAX, and Barr (collectively, the “Teva parties”), are defendants in a number of cases pending in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers, as described below. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and/or administrative, injunctive, equitable or other relief, are at various stages of litigation.

A number of state attorneys general, approximately 47 counties in New York and the City of New York have filed various actions against the Teva parties (either collectively or individually) relating to reimbursements or drug price reporting under Medicaid or other programs. The Teva parties have reached settlements with the states of Alaska, Florida, Hawaii, Idaho, Iowa, Kentucky and Texas, as well as with the New York litigants, and remain parties to litigation in Illinois, Kansas, Louisiana, Mississippi, Missouri, Oklahoma, South Carolina, Utah and Wisconsin. In addition to the actions relating to their Medicaid programs, the states of Mississippi and South Carolina have brought actions on behalf of their state health plans. A provision for the cases, including the settlements, has been included in the financial statements.

Additionally, class actions and other cases have been filed against over two dozen pharmaceutical manufacturers, including Sicor, regarding allegedly inflated reimbursements or payments under Medicare or certain insurance plans. These cases were consolidated under the federal multi-district litigation procedures and are currently pending in the United States District Court for the District of Massachusetts (the “MDL”). In March 2008, the “Track 2” defendants in the MDL, including Sicor, entered into a settlement agreement to resolve the MDL. The court granted preliminary approval of the amended MDL settlement in July 2008, and the settlement is awaiting final court approval. A provision for these matters, including Sicor's share of the MDL settlement payment, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The defendants have not yet filed any responsive pleading. The Department of Justice declined to join in the matter.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged non-compliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities, for oversight by governmental authorities and the response costs associated with such oversight and for any related damages to natural resources. Teva and/or its subsidiaries have been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's (or its predecessors') facilities or former facilities that may have adversely impacted a site.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, but the amounts have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, former site owners or operators. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties, in amounts not currently determinable, and require that corrective action measures be implemented.